Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Summary of property, equipment and software
Gross book value	¥ 8,127,685	¥ 7,300,879
Less: accumulated depreciation	(3,505,973)	(2,628,800)
Net book value	4,621,712	4,672,079		$ 663,867
Depreciation expense	1,119,100	939,800	¥ 516,200
Building and decoration
Summary of property, equipment and software
Gross book value	2,987,003	1,408,343
Leasehold improvements
Summary of property, equipment and software
Gross book value	153,145	164,745
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value	198,909	135,611
Vehicles
Summary of property, equipment and software
Gross book value	74,487	76,192
Servers and computers
Summary of property, equipment and software
Gross book value	4,066,925	3,852,805
Software
Summary of property, equipment and software
Gross book value	181,223	96,092
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 465,993	¥ 1,567,091